Related party transactions - Key management's remuneration (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related party transactions
Salaries and other short-term employee benefits	$ 724	$ 669	$ 2,203	$ 2,313
Post-employment benefits - contributions to defined contribution plans and share-based payment	593	610	1,063	995
Directors' fees	137	144	266	296
Key management's remuneration	$ 1,454	$ 1,423	$ 3,532	$ 3,604